UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Wealth Management, LLC
Address: 9755 SW Barnes Road Suite 210
         Portland, OR  97225

13F File Number:  028-13322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Melissa McDermott
Title:     Chief Compliance Officer
Phone:     503-808-9005

Signature, Place, and Date of Signing:

 /s/ Melissa McDermott     Portland, OR     July 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $80,134 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     4250   122598 SH       SOLE                        0        0   122598
ISHARES TR                     BARCLYS TIPS BD  464287176    14843   134153 SH       SOLE                        0        0   134153
ISHARES TR                     BARCLYS 1-3 YR   464287457     1029    12207 SH       SOLE                        0        0    12207
ISHARES TR                     MSCI EAFE INDEX  464287465      415     6901 SH       SOLE                        0        0     6901
ISHARES TR                     BARCLYS 1-3YR CR 464288646    16730   159410 SH       SOLE                        0        0   159410
ISHARES TR                     BARCLYS 3-7 YR   464288661     6812    58170 SH       SOLE                        0        0    58170
ISHARES TR                     RSSL MCRCP IDX   464288869     1105    21558 SH       SOLE                        0        0    21558
LSI CORPORATION                COM              502161102      525    73801 SH       SOLE                        0        0    73801
PIMCO ETF TR                   1-3YR USTREIDX   72201R106     8563   167895 SH       SOLE                        0        0   167895
PROCTER & GAMBLE CO            COM              742718109      337     5295 SH       SOLE                        0        0     5295
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     7398   234945 SH       SOLE                        0        0   234945
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      343    11745 SH       SOLE                        0        0    11745
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     1908    36284 SH       SOLE                        0        0    36284
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     5814    71751 SH       SOLE                        0        0    71751
VANGUARD INDEX FDS             REIT ETF         922908553     2778    46229 SH       SOLE                        0        0    46229
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2519    41576 SH       SOLE                        0        0    41576
VANGUARD INDEX FDS             STK MRK ETF      922908769      358     5234 SH       SOLE                        0        0     5234
VANGUARD INTL EQUITY INDEX F   GLB EX US ETF    922042676      206     3957 SH       SOLE                        0        0     3957
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2346    48260 SH       SOLE                        0        0    48260
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858     1855    48724 SH       SOLE                        0        0    48724